Other investments (Tables)	12 Months Ended
Dec. 31, 2025
Other investments
Schedule of other investments

	2025	2024
	$m	$m
Non-current investments
Equity securities at fair value through Other comprehensive income	2,212	1,632
Equity securities at fair value through profit and loss	11	–
Total	2,223	1,632
Current investments
Fixed income securities at fair value through profit or loss	8	37
Cash collateral pledged to counterparties	22	129
Total	30	166

Schedule of analysis equity securities and bonds available for sale

	2025	2025	2024	2024
	FVPL	FVOCI	FVPL	FVOCI
	$m	$m	$m	$m
Level 1	8	1,765	37	1,279
Level 2	–	–	–	–
Level 3	11	447	–	353
Total	19	2,212	37	1,632

Schedule of fair value movements in level 3 investments

	2025	2025	2024	2024
	FVPL	FVOCI	FVPL	FVOCI
	$m	$m	$m	$m
At 1 January	–	353	–	313
Additions	11	124	–	56
Revaluations	–	(50)	–	(9)
Impairments and exchange adjustments	–	20	–	(7)
At 31 December	11	447	–	353